Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest received on bank deposits	£ 83	£ 166	£ 73
Other interest receivable	6	1	10
Gain on equity settled derivative financial liability	2,296	3,218	487
Total finance income	2,385	3,385	570
Finance expense
Interest expense on lease liabilities	10	19	28
Interest expense on deferred consideration	159	144
Other loans	60	2	13
Total finance expense	£ 229	£ 165	£ 41